Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other payables and accrued expenses [Abstract]
Summary Other Payables and Accrued Expenses
	December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Customer advances	1,702	1,861	484
Accrued expenses	8,812	9,039	2,503
Other payables	1,322	316	376
	11,836	11,216	3,363